GENERAL (Schedule of Group Licenses) (Details)	12 Months Ended
Dec. 31, 2021
Group License One [Member]
Statement Line Items [Line Items]
Type of services	Cellular
Area of service	Israel
License owner	Partner Communications Company Ltd.
Granted by	MOC
License valid through	Feb, 2032
Guarantees made	21	[1]
Group License Two [Member]
Statement Line Items [Line Items]
Type of services	Cellular
Area of service	West Bank
License owner	Partner Communications Company Ltd.
Granted by	CA
License valid through	Feb, 2032
Guarantees made	4
Group License Three [Member]
Statement Line Items [Line Items]
Type of services	Cellular infrastructure
Area of service	Israel
License owner	P.H.I Networks (2015) Lp.
Granted by	MOC
License valid through	Aug, 2025
Group License Four [Member]
Statement Line Items [Line Items]
Type of services	ISP
Area of service	Israel
License owner	Partner Communications Company Ltd.
Granted by	MOC
License valid through	Mar, 2023
Group License Five [Member]
Statement Line Items [Line Items]
Type of services	ISP
Area of service	West Bank
License owner	Partner Communications Company Ltd.
Granted by	CA
License valid through	Mar, 2023
Group License Six [Member]
Statement Line Items [Line Items]
Type of services	Fixed
Area of service	Israel
License owner	Partner Land-line Communication
Granted by	MOC
License valid through	Jan, 2027
Guarantees made	2
Group License Seven [Member]
Statement Line Items [Line Items]
Type of services	Fixed
Area of service	West Bank
License owner	Partner Land-line Communication
Granted by	CA
License valid through	Jan, 2027
Guarantees made	*	[2]
Group License Eight [Member]
Statement Line Items [Line Items]
Type of services	Electric Energy
Area of service	Israel
License owner	Partner Communications Company Ltd.
Granted by	EA
License valid through	Oct, 2026
Guarantees made	2

[1]	Including guarantees of NIS 16 million with respect to the frequencies tender, see note 17(1).
[2]	Representing an amount of less than 1 million.